Schedule of Consolidated Financial Statements (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	¥ 131,730	¥ 144,511	¥ 149,194
Restricted cash	41,779	5,000
Short-term investment	226	226
Accounts receivable, net	665,931	1,145,752
Prepayments and other current assets	64,256	60,059
Amounts due from intra-Group companies	14,303
Total current assets	918,225	1,355,548
Non-current assets:
Property, equipment and leasehold improvement, net	893	831
Intangible assets, net	2,800	3,850
Right-of-use assets	5,016	6,453
Goodwill	84,609	84,609
Total non-current assets	95,299	119,306
TOTAL ASSETS	1,013,524	1,474,854
Current liabilities:
Accounts payable	430,847	842,728
Short-term borrowings	98,190	80,500
Contract liabilities	1,238	1,044		¥ 1,800
Salary and welfare benefits payable	79,321	83,686
Tax payable	18,320	22,657
Accrued expenses and other current liabilities	20,167	19,206
Short-term lease liabilities	3,510	4,727
Total current liabilities	704,542	1,105,174
Non-current liabilities:
Deferred tax liabilities	700	963
Long-term lease liabilities	604	801
Deferred revenue	1,432	1,432
Total non-current liabilities	4,280	14,508
TOTAL LIABILITIES	708,822	1,119,682
Related Party [Member]
Current liabilities:
Amounts due to intra-Group companies	52,949	50,626
Subsidiaries [Member]
Current assets:
Cash and cash equivalents	68,824	54,927
Restricted cash	5,000	5,000
Short-term investment	226	226
Accounts receivable, net	529,868	821,560
Prepayments and other current assets	56,710	53,827
Total current assets	663,540	938,489
Non-current assets:
Property, equipment and leasehold improvement, net	854	777
Intangible assets, net	2,800	3,850
Right-of-use assets	5,016	6,453
Goodwill	84,609	84,609
Total non-current assets	93,279	95,689
TOTAL ASSETS	756,819	1,034,178
Current liabilities:
Accounts payable	354,982	622,496
Short-term borrowings	29,900	39,800
Contract liabilities	3	3
Salary and welfare benefits payable	59,610	64,127
Tax payable	13,589	12,099
Accrued expenses and other current liabilities	14,610	13,028
Short-term lease liabilities	3,510	4,727
Total current liabilities	768,561	1,003,704
Non-current liabilities:
Deferred tax liabilities	700	963
Long-term lease liabilities	604	801
Deferred revenue	1,432	1,432
Amounts due to related party	220,256	225,128
Total non-current liabilities	222,992	228,324
TOTAL LIABILITIES	991,553	1,232,028
Subsidiaries [Member] | Intra Group Companies [Member]
Current assets:
Amounts due from intra-Group companies	2,912	2,949
Current liabilities:
Amounts due to intra-Group companies	239,408	196,798
Subsidiaries [Member] | Related Party [Member]
Current liabilities:
Amounts due to intra-Group companies	¥ 52,949	¥ 50,626